Consolidated Statements Of Changes Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Changes Of Cash Flows [Abstract]
Net income	$ 29,608	$ 9,601
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan and lease losses	10,915
Depreciation	381	316
Amortization, net	(1,510)	(96)
Deferred income tax (benefit)	(3,045)	(187)
Originations of loans held for sale	(2,229,042)	(726,208)
Proceeds from sale of loans held for sale	2,130,712	625,509
Net gains on sales of loans	(58,366)	(10,767)
Write-down of premises and equipment	265
Gain on sale of foreclosed assets		(12)
Earnings on bank owned life insurance	(145)	(142)
Stock-based compensation expense	711	527
Net change in:
Accrued interest receivable and other assets	(18,451)	(3,412)
Operating lease right-of-use asset	393	404
Operating lease right-of-use liability	(428)	(408)
Accrued interest payable and other liabilities	14,537	1,337
Net cash used by operating activities	(123,465)	(103,538)
Cash flows from investing activities
Available-for-sale securities: Maturities, prepayments and calls	5,091	3,576
Available-for-sale securities: Purchases	(5,552)	(1,494)
Purchase of equity securities	(5,000)
Purchase of bank owned life insurance	(12,000)
Loan and lease originations and payments, net	(241,102)	(118,467)
Proceeds from the sale of loans	1,439	6,547
Additions to premises and equipment	(385)	(443)
Purchase of FRB and FHLB Stock	(1,839)	(532)
Purchase of other investments	(1,000)	(734)
Return of investment- joint ventures	594	95
Proceeds from the sale of foreclosed assets		50
Net cash used by investing activities	(259,754)	(111,402)
Cash flows from financing activities:
Net change in deposits	366,747	166,537
Proceeds from FHLB advances and other debt	575,137	766,700
Repayments on FHLB advances and other debt	(452,224)	(764,700)
Net change in warehouse line of credit	70,013
Net change in advances by borrowers for taxes and insurance	100	102
Cash dividends paid on common stock	(195)
Proceeds from exercise of stock options	36
Net proceeds from issuance of Series C preferred stock in private placement		14,000
Net proceeds from issuance of common stock in private placement		9,641
Exercise of warrants to common stock		1,258
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(32)	(23)
Purchase of treasury shares	(648)
Net cash from financing activities	558,934	193,515
Net change in cash and cash equivalents	175,715	(21,425)
Beginning cash and cash equivalents	45,879	67,304
Ending cash and cash equivalents	221,594	45,879
Supplemental cash flow information:
Interest paid	14,296	13,427
Income tax paid	10,300	2,510
Supplemental noncash disclosures:
Loans transferred from held for sale to portfolio	1,725	657
Investment payable on limited liability corporation and limited partnership	500	1,170
Transfer of other liability to operating lease right-of-use asset		184
Initial recognition of operating right-of-use lease asset		2,368
Initial recognition of operating right-of-use lease liability		2,368
Loans held for sale funded with other debt	(7,517)	$ 7,517
Dividends payable	$ 2